Operating Expenses - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 15,253,318	$ 21,548,566	$ 24,084,598
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	5,093,163	5,770,118	6,285,287
Depreciation and amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	3,083,926	8,152,978	9,322,334
Data cost expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	2,085,053	1,068,265	953,238
Rental vehicle maintenance and repair expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,080,924	2,565,236	2,286,401
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,472,374	1,434,503	2,210,841
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	904,929	384,060	293,411
Rent Expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	707,669	288,865	307,326
Fuel Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	192,849	251,703	440,159
Office Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	16,158	116,407	25,275
Electricity expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	102,030	143,534	352,486
Occupancy tax expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	62,742	59,591	105,280
Transportation expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	60,721	530,462	302,459
Warehouse expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	56,041	29,627	85,205
Inventory provision expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	18,244	316,664	62,805
Service vehicle maintenance expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	17,697	62,668	146,034
Loss on disposal of assets [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues			331,491
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 298,798	$ 373,885	$ 574,566